Prepaid expenses	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses
9.
Prepaid expenses

The breakdown of prepaid expenses is as follows:

	December 31, 2024	December 31, 2023
Personnel	703	822
Suppliers (i)	3,798	3,643
Others	685	833
Total	5,186	5,298
Current	5,120	5,143
Non-current	66	155

(i)
Refers mainly to advances payment to hosting and software suppliers.